INCOME TAXES - Net operating loss carryforwards (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating loss carryforwards
Net operating loss carryforwards	$ 118,085,461	$ 83,597,429
Withholding tax credit carryforwards	1,072,899	1,161,221
Advertising expenses
Operating loss carryforwards
Net operating loss carryforwards	3,894,561	$ 4,598,999
2023
Operating loss carryforwards
Net operating loss carryforwards	244,426
2024
Operating loss carryforwards
Net operating loss carryforwards	2,161,757
2025
Operating loss carryforwards
Net operating loss carryforwards	1,116,879
Withholding tax credit carryforwards	931,198
2026
Operating loss carryforwards
Net operating loss carryforwards	6,855,681
Withholding tax credit carryforwards	141,701
2027 through 2032
Operating loss carryforwards
Net operating loss carryforwards	66,783,576
Indefinitely
Operating loss carryforwards
Net operating loss carryforwards	$ 40,923,142